UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21247
                                       -----------------------------------------

                      BNY/Ivy Multi-Strategy Hedge Fund LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       One Wall Street New York, NY 10286
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)
                                  Joseph Murphy
                              BNY Asset Management
                                  1633 Broadway
                               New York, NY 10019
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-635-4788
                                                    --------------
Date of fiscal year end: March 31, 2008
                         --------------------

Date of reporting period:  June 30, 2007


     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
June 30, 2007 (unaudited)

                                                     Initial
                                                  Acquisition                           Fair
                                                      Date             Cost             Value             Liquidity*
                                                  ------------      -----------       ----------        --------------
PORTFOLIO FUNDS - 97.8%

EVENT DRIVEN - 33.7%

DISTRESSED - 12.9%

Cerberus Partners, LP                              4/01/03            $2,650,000         $6,661,371      Semi-annually
King Street Capital, LP++                          4/01/03             3,600,000          7,284,794      Quarterly
Longacre Capital Partners (QP), LP                 4/01/03             2,600,000          6,947,511      Quarterly
                                                                    ---------------     ------------
                                                                       8,850,000         20,893,676
                                                                    ---------------     ------------

MULTI-STRATEGY-SPECIAL SITUATIONS - 20.8%

Davidson Kempner Partners                          4/01/03             4,700,000          7,853,228      Annually
Deephaven Event Fund, LLC                          11/01/05            3,500,000          5,870,263      Monthly
Merced Partners Limited Partnership                4/01/03             5,950,000          9,193,626      Annually
Scoggin Capital Management, LP II                  2/01/06             8,800,000         10,799,153      Annually
                                                                    ---------------     ------------
                                                                      22,950,000         33,716,270
                                                                    ---------------     ------------

TOTAL EVENT DRIVEN                                                    31,800,000         54,609,946
                                                                    ---------------     ------------

EQUITY - 33.0%

GLOBAL - 2.8%

Kingdon Associates                                 4/01/04             1,500,000          4,482,352      Quarterly
                                                                    ---------------     ------------

REAL ESTATE - 4.7%

Wesley Capital QP, LP                              10/01/05            5,500,000          7,676,045      Quarterly
                                                                    ---------------     ------------

TECHNOLOGY - 3.2%

Criterion Institutional Partners, LP               10/01/05            2,150,000          5,182,041      Quarterly
                                                                    ---------------     ------------

UNITED STATES - 22.3%

Cobalt Partners, LP+                               1/01/07             3,250,000          3,582,467      Semi-annually
Eminence Partners, LP+                             1/01/07             3,250,000          3,476,670      Semi-annually
JANA Partners Qualified, LP, Class A               10/01/06            5,500,000          6,711,842      Quarterly
PFM Diversified Fund, LP, Class A                  1/01/05             3,600,000          5,623,657      Quarterly



--------------------------------------------------------------------------------

BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

--------------------------------------------------------------------------------

June 30, 2007 (unaudited)

                                                     Initial
                                                  Acquisition                           Fair
                                                      Date             Cost             Value             Liquidity*
                                                  ------------      -----------       ----------        --------------
PORTFOLIO FUNDS (CONTINUED)

EQUITY (CONTINUED)

UNITED STATES (CONTINUED)

Perry Partners, LP                                 4/01/03            $5,500,000         $8,743,511      Semi-annually
Pershing Square, LP, Option 1                      8/01/06             6,500,000          7,975,777      Annually
                                                                    ---------------     ------------
                                                                      27,600,000         36,113,924
                                                                    ---------------     ------------

TOTAL EQUITY                                                          36,750,000         53,454,362
                                                                    ---------------     ------------

RELATIVE VALUE - 27.9%

MULTI-STRATEGY - 27.9%

Amaranth Partners, LLC                             4/01/03             2,951,277            537,416      Annually
Discovery Global Opportunity Partners, LP, Class A 5/01/07             1,000,000          1,067,169      Semi-annually
Elliot Associates, LP                              4/01/03             4,600,000          8,326,151      Semi-annually
Fore Convertible Fund, LP                          7/01/06             5,250,000          5,951,663      Quarterly
HBK Fund, LP, Class C                              4/01/07             6,500,000          6,639,000      Quarterly
OZ Domestic Partners II, LP                        2/01/04             4,650,000          7,901,474      Annually
Stark Investments, LP++                            4/01/03             5,300,000          8,552,689      Annually
SuttonBrook Capital Partners, LP                   1/01/07             5,500,000          6,231,735      Quarterly
                                                                    ---------------     ------------
                                                                      35,751,277         45,207,297
                                                                    ---------------     ------------

TOTAL RELATIVE VALUE                                                  35,751,277         45,207,297
                                                                    ---------------     ------------

CREDIT - 3.2%

LONG / SHORT CREDIT - 3.2%

Feingold O'Keeffe Capital I, LP                    3/01/05             3,700,000          5,282,123      Quarterly
                                                                    ---------------     ------------

TOTAL INVESTMENTS IN PORTFOLIO FUNDS - 97.8%                         108,001,277        158,553,728
                                                                    ---------------     ------------

MONEY MARKET FUND - 5.6%

Federated Prime Obligations Fund - 5.2%**                              9,006,575          9,006,575
                                                                    ---------------     ------------



--------------------------------------------------------------------------------

BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

--------------------------------------------------------------------------------
June 30, 2007 (unaudited)

                                                                                                             Fair
                                                                                            Cost             Value
                                                                                     --------------     --------------

TOTAL INVESTMENTS - 103.4%                                                             $117,007,852       $167,560,303
Other Assets, Less Liabilities - (3.4%)                                                                     (5,442,881)
                                                                                                         ---------------
MEMBERS' CAPITAL - 100.0%                                                                                 $162,117,422
                                                                                                         ===============



--------------------------------------------------------------------------------
* Available frequency of redemption after initial lock-up period. Other liquidity restrictions may apply.

**   Represents annualized 7-day yield at June 30, 2007.

+    Liquidity restricted.

++ A portion of this Portfolio Fund is held in side pockets, which have restricted liquidity. Detailed information about the Portfolio Funds is not available.The percentage shown for each investment strategy reflects the value in total category as a percentage of members' capital.

ITEM 2.  CONTROLS AND PROCEDURES.

a) Based on their evaluation on August 20, 2007, the President (principal executive officer) and the Treasurer (principal financial officer) of the BNY/Ivy Multi-Strategy Hedge Fund LLC (the "Fund") believe that there were no significant deficiencies in the design or operation of the internal controls of the Fund or BNY Investment Advisors (the "Adviser"), the investment adviser, or Ivy Asset Management Corp. ("Ivy"), the investment manager, or The Bank of New York (the "Administrator"), administrator of the Fund, or BNY Hamilton Distributors, a subsidiary of BISYS Fund Services, Inc. ("Bisys") which acts as distributor for the Fund, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that adversely affected the ability of the Fund, or Adviser or Bisys on behalf of the Fund, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Fund have identified no material weaknesses in such internal controls on behalf of the Fund. There was no fraud, whether or not material, involving officers or employees of the Adviser, Bisys, or the Fund who have a significant role in the Fund's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that has come to the attention of the Adviser or the officers of the Fund, including its President and Treasurer.

b) There were no significant changes in the Fund and the Adviser's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that apply to the Fund or in other factors with respect to the Fund that could have significantly affected the Fund's or the Adviser's internal controls during the period covered by this Form N-Q, and no corrective actions with regard to significant deficiencies or material weaknesses were taken by the Fund or the Adviser during such period.

ITEM 3.  EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BNY/Ivy Multi-Strategy Hedge Fund LLC
             -------------------------------------------------------------------

By:   /s/ Joseph Murphy
      --------------------------------------------------------------------------
          Joseph Murphy
          President

Date:   August 20, 2007
        ------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Joseph Murphy
      --------------------------------------------------------------------------
        Joseph Murphy
        President

Date:   August 20, 2007
        ------------------------------------------------------------------------

By:   /s/ Guy Nordahl
      --------------------------------------------------------------------------
        Guy Nordahl
        Treasurer

Date:   August 20, 2007
        ------------------------------------------------------------------------